January 4, 2013

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:           Jackson VFL Variable Life Separate Account
File Nos: 333-185777 and 811-07569

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of supplement to the prospectus that would have been filed under paragraph (c) does not differ from that contained in the initial Registration Statement; and that the text of the Registration Statement was filed electronically.

If you have any questions, please call me at (517) 367-3872.

Yours truly,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President